Debt (Tables)	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

June 30,	2015	2014
Domestic:
Fixed rate medium-term notes 3.30% to 6.55%, due 2018-2045	$2,675,000	$1,175,000
Foreign:
Bank loans, including revolving credit 1% to 11.75%, due 2016	322	322
Euro bonds 4.125%, due 2016	222,820	273,860
Japanese Yen credit facility JPY Libor plus 55 bps, due 2017	48,960	59,220
Other long-term debt, including capitalized leases	—	236
Total long-term debt	2,947,102	1,508,638
Less: Long-term debt payable within one year	223,142	496
Long-term debt, net	$2,723,960	$1,508,142